Common stock and Stock-Based Compensation - Summary Of Company's RSU Activity Issued (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross, Beginning Balance	4,916,829
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	0	15,141,280	5,730
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares	(116,973)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross, Ending Balance	4,799,856	4,916,829
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price ,Beginning Balance	$ 1.18
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value	0.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price ,Ending Balance	$ 1.18	$ 1.18
2011 Amended Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross, Beginning Balance	4,916,829	137,909	73,386
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		10,929,820	78,256
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares		(150,900)	(13,733)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		(6,000,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross, Ending Balance		4,916,829	137,909
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price ,Beginning Balance	$ 1.18	$ 15.28	$ 20.7
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		0.6	10.41
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value		1.98	16.46
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value		0.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price ,Ending Balance		$ 1.18	$ 15.28